Note 45 Pension commitments with senior management (Details) - EUR (€) € in Thousands		Jun. 30, 2022	Jun. 30, 2021
Pension commitments with senior management [Line Items]
Retirement contributions	[1]	€ 232	€ 121
Death and disability contributions	[1]	379	435
Accumulated funds		22,973	24,053
Senior management [Member]
Pension commitments with senior management [Line Items]
Retirement contributions	[2]	1,875	1,332
Death and disability contributions	[2]	730	612
Accumulated funds		€ 28,076	€ 24,296

[1]	(*) Contributions recognized to settle pension obligations entered into with executive directors in the pro rata portion of the first half of 2022 and 2021. In the case of the Chair, these correspond to the sum of the annual contribution to the retirement pension and the adjustment of the portion considered as “discretionary pension benefits” for 2021 and 2020, whose contribution corresponded in 2022 and 2021, respectively, as well as death and disability premiums. In the case of the Chief Executive Officer, the contributions shown represent solely the insurance premiums paid by the Bank in the first half of 2022 and 2021 for the death and disability contingencies, as there are no pension obligations for retirement contingency in his case.
[2]	(*) Contributions recorded to meet pension obligations entered into with Senior Management, in the pro rata portion of the first half of 2022 and 2021, equal to the sum of the annual pension contributions and adjustments to the portion considered “discretionary pension benefits” for 2021 and 2020, whose contribution corresponded in 2022 and 2021, respectively, and the insurance premiums paid by the Bank for death and disability contingencies.